FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details)	8 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial measurement on July 30, 2020	$ 83,422,000
Change in valuation inputs or other assumptions	58,778,500
Fair value as of December 31, 2020	142,200,500
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial measurement on July 30, 2020	40,572,000
Change in valuation inputs or other assumptions	22,356,000
Fair value as of December 31, 2020	62,928,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial measurement on July 30, 2020	42,850,000
Change in valuation inputs or other assumptions	36,422,500
Fair value as of December 31, 2020	$ 79,272,500